Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	false
Registrant Name	ALGER FUNDS
Entity Central Index Key	0000003521
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000095957 [Member]
Shareholder Report [Line Items]
Fund Name	Alger International Opportunities Fund
Class Name	Class Z
Trading Symbol	ALCZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger International Opportunities Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger International Opportunities Fund (Class Z / ALCZX)	$94	0.86%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger International Opportunities Fund Class Z recorded a 19.32% return for the fiscal twelve-month period ended October 31, 2025, compared to the 21.45% return of the MSCI ACWI ex USA. During the reporting period, the largest sector weightings were Financials and Industrials. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Health Care sectors were the largest contributors to relative performance. Regarding individual positions, SK hynix Inc., Taiwan Semiconductor Manufacturing Co., Ltd., Shopify, Inc., CaixaBank SA, and Nebius Group N.V. were the top five contributors to absolute performance
Detractors from Performance
The Financials and Consumer Discretionary sectors were the largest detractors from relative performance. Regarding individual positions, Meituan, PT Bank Central Asia Tbk, ICG PLC, Vista Energy SAB de CV, and Nippon Sanso Holdings Corp. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Rising AI Demand	Positive	Strong equity market performance across Asia was driven by robust artificial intelligence ("AI") and cloud computing demand. Semiconductor suppliers also benefited from rising AI capital expenditure plans from major U.S. technology companies.
Structural Policy Reforms in Europe & Asia	Positive	Governments across Europe and Asia shifted from austerity to pro-growth policies following several elections. These policy initiatives included fiscal stimulus and streamlined regulations. These measures improved corporate profitability prospects and signaled a more capital-friendly environment for international equities generally.
Aggressive Reciprocal Tariffs	Negative	Broad reciprocal tariffs introduced by the U.S. in early April 2025 triggered retaliatory threats; the European Union and China quickly prepared counter measures, reviving fears of a wider trade war and clouding the outlook for export-oriented economies. This uncertainty also caused the U.S. dollar ("USD") to weaken against major currencies like the Euro, negatively impacting international companies earning profits in USD, as these profits became less valuable when converted to their home currencies.
Headwinds for Health Care Stocks	Negative	Non-U.S. Health Care stocks underperformed the MSCI ACWI ex USA due to regulatory pressures, pricing challenges, and weaker growth expectations in key international markets. Additionally, the sector faced headwinds from currency volatility and trade uncertainties, which dampened investor sentiment.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger International Opportunities Fund Class Z	19.32%	7.34%	7.28%
MSCI ACWI ex USA	25.62%	11.75%	8.20%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 174,538,972
Holdings Count | Holding	40	[1]
Advisory Fees Paid, Amount	$ 1,117,432
Investment Company Portfolio Turnover	92.29%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$174,538,972
Total number of portfolio holdings[1]	40
Portfolio turnover rate	92.29%
Total advisory fees paid	$1,117,432
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Geographical Allocation †
Belgium	3.0%
Brazil	5.0%
Canada	7.1%
China	7.1%
Denmark	3.0%
France	2.2%
Germany	9.1%
Greece	2.4%
India	1.8%
Indonesia	2.2%
Italy	2.6%
Japan	17.8%
Netherlands	3.9%
Norway	1.5%
Singapore	1.2%
South Korea	3.7%
Spain	3.7%
Switzerland	1.5%
Taiwan	6.3%
United Kingdom	9.9%
United States	3.9%
Short-Term Investments and Net Other Assets	1.1%
100.0%
†	Based on net assets

C000039971 [Member]
Shareholder Report [Line Items]
Fund Name	Alger International Opportunities Fund
Class Name	Class I
Trading Symbol	AIGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger International Opportunities Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger International Opportunities Fund (Class I / AIGIX)	$139	1.27%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger International Opportunities Fund Class I recorded a 18.85% return for the fiscal twelve-month period ended October 31, 2025, compared to the 21.45% return of the MSCI ACWI ex USA. During the reporting period, the largest sector weightings were Financials and Industrials. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Health Care sectors were the largest contributors to relative performance. Regarding individual positions, SK hynix Inc., Taiwan Semiconductor Manufacturing Co., Ltd., Shopify, Inc., CaixaBank SA, and Nebius Group N.V. were the top five contributors to absolute performance
Detractors from Performance
The Financials and Consumer Discretionary sectors were the largest detractors from relative performance. Regarding individual positions, Meituan, PT Bank Central Asia Tbk, ICG PLC, Vista Energy SAB de CV, and Nippon Sanso Holdings Corp. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Rising AI Demand	Positive	Strong equity market performance across Asia was driven by robust artificial intelligence ("AI") and cloud computing demand. Semiconductor suppliers also benefited from rising AI capital expenditure plans from major U.S. technology companies.
Structural Policy Reforms in Europe & Asia	Positive	Governments across Europe and Asia shifted from austerity to pro-growth policies following several elections. These policy initiatives included fiscal stimulus and streamlined regulations. These measures improved corporate profitability prospects and signaled a more capital-friendly environment for international equities generally.
Aggressive Reciprocal Tariffs	Negative	Broad reciprocal tariffs introduced by the U.S. in early April 2025 triggered retaliatory threats; the European Union and China quickly prepared counter measures, reviving fears of a wider trade war and clouding the outlook for export-oriented economies. This uncertainty also caused the U.S. dollar ("USD") to weaken against major currencies like the Euro, negatively impacting international companies earning profits in USD, as these profits became less valuable when converted to their home currencies.
Headwinds for Health Care Stocks	Negative	Non-U.S. Health Care stocks underperformed the MSCI ACWI ex USA due to regulatory pressures, pricing challenges, and weaker growth expectations in key international markets. Additionally, the sector faced headwinds from currency volatility and trade uncertainties, which dampened investor sentiment.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class I shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger International Opportunities Fund Class I	18.85%	6.92%	6.94%
MSCI ACWI ex USA	25.62%	11.75%	8.20%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 174,538,972
Holdings Count | Holding	40	[2]
Advisory Fees Paid, Amount	$ 1,117,432
Investment Company Portfolio Turnover	92.29%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$174,538,972
Total number of portfolio holdings[1]	40
Portfolio turnover rate	92.29%
Total advisory fees paid	$1,117,432
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Geographical Allocation †
Belgium	3.0%
Brazil	5.0%
Canada	7.1%
China	7.1%
Denmark	3.0%
France	2.2%
Germany	9.1%
Greece	2.4%
India	1.8%
Indonesia	2.2%
Italy	2.6%
Japan	17.8%
Netherlands	3.9%
Norway	1.5%
Singapore	1.2%
South Korea	3.7%
Spain	3.7%
Switzerland	1.5%
Taiwan	6.3%
United Kingdom	9.9%
United States	3.9%
Short-Term Investments and Net Other Assets	1.1%
100.0%
†	Based on net assets

C000024902 [Member]
Shareholder Report [Line Items]
Fund Name	Alger International Opportunities Fund
Class Name	Class C
Trading Symbol	ALGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger International Opportunities Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger International Opportunities Fund (Class C / ALGCX)	$227	2.08%

Expenses Paid, Amount	$ 227
Expense Ratio, Percent	2.08%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger International Opportunities Fund Class C, excluding contingent deferred sales charges, recorded a 17.90% return for the fiscal twelve-month period ended October 31, 2025, compared to the 21.45% return of the MSCI ACWI ex USA. During the reporting period, the largest sector weightings were Financials and Industrials. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Health Care sectors were the largest contributors to relative performance. Regarding individual positions, SK hynix Inc., Taiwan Semiconductor Manufacturing Co., Ltd., Shopify, Inc., CaixaBank SA, and Nebius Group N.V. were the top five contributors to absolute performance
Detractors from Performance
The Financials and Consumer Discretionary sectors were the largest detractors from relative performance. Regarding individual positions, Meituan, PT Bank Central Asia Tbk, ICG PLC, Vista Energy SAB de CV, and Nippon Sanso Holdings Corp. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Rising AI Demand	Positive	Strong equity market performance across Asia was driven by robust artificial intelligence ("AI") and cloud computing demand. Semiconductor suppliers also benefited from rising AI capital expenditure plans from major U.S. technology companies.
Structural Policy Reforms in Europe & Asia	Positive	Governments across Europe and Asia shifted from austerity to pro-growth policies following several elections. These policy initiatives included fiscal stimulus and streamlined regulations. These measures improved corporate profitability prospects and signaled a more capital-friendly environment for international equities generally.
Aggressive Reciprocal Tariffs	Negative	Broad reciprocal tariffs introduced by the U.S. in early April 2025 triggered retaliatory threats; the European Union and China quickly prepared counter measures, reviving fears of a wider trade war and clouding the outlook for export-oriented economies. This uncertainty also caused the U.S. dollar ("USD") to weaken against major currencies like the Euro, negatively impacting international companies earning profits in USD, as these profits became less valuable when converted to their home currencies.
Headwinds for Health Care Stocks	Negative	Non-U.S. Health Care stocks underperformed the MSCI ACWI ex USA due to regulatory pressures, pricing challenges, and weaker growth expectations in key international markets. Additionally, the sector faced headwinds from currency volatility and trade uncertainties, which dampened investor sentiment.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger International Opportunities Fund Class C	16.90%	6.08%	6.13%
Alger International Opportunities Fund Class C—excluding contingent deferred sales charges	17.90%	6.08%	6.13%
MSCI ACWI ex USA	25.62%	11.75%	8.20%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 174,538,972
Holdings Count | Holding	40	[3]
Advisory Fees Paid, Amount	$ 1,117,432
Investment Company Portfolio Turnover	92.29%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$174,538,972
Total number of portfolio holdings[1]	40
Portfolio turnover rate	92.29%
Total advisory fees paid	$1,117,432
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Geographical Allocation †
Belgium	3.0%
Brazil	5.0%
Canada	7.1%
China	7.1%
Denmark	3.0%
France	2.2%
Germany	9.1%
Greece	2.4%
India	1.8%
Indonesia	2.2%
Italy	2.6%
Japan	17.8%
Netherlands	3.9%
Norway	1.5%
Singapore	1.2%
South Korea	3.7%
Spain	3.7%
Switzerland	1.5%
Taiwan	6.3%
United Kingdom	9.9%
United States	3.9%
Short-Term Investments and Net Other Assets	1.1%
100.0%
†	Based on net assets

C000024901 [Member]
Shareholder Report [Line Items]
Fund Name	Alger International Opportunities Fund
Class Name	Class B
Trading Symbol	AFGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger International Opportunities Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger International Opportunities Fund (Class B / AFGPX)	$142	1.30%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger International Opportunities Fund Class B recorded a 18.80% return for the fiscal twelve-month period ended October 31, 2025, compared to the 21.45% return of the MSCI ACWI ex USA. During the reporting period, the largest sector weightings were Financials and Industrials. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Health Care sectors were the largest contributors to relative performance. Regarding individual positions, SK hynix Inc., Taiwan Semiconductor Manufacturing Co., Ltd., Shopify, Inc., CaixaBank SA, and Nebius Group N.V. were the top five contributors to absolute performance
Detractors from Performance
The Financials and Consumer Discretionary sectors were the largest detractors from relative performance. Regarding individual positions, Meituan, PT Bank Central Asia Tbk, ICG PLC, Vista Energy SAB de CV, and Nippon Sanso Holdings Corp. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Rising AI Demand	Positive	Strong equity market performance across Asia was driven by robust artificial intelligence ("AI") and cloud computing demand. Semiconductor suppliers also benefited from rising AI capital expenditure plans from major U.S. technology companies.
Structural Policy Reforms in Europe & Asia	Positive	Governments across Europe and Asia shifted from austerity to pro-growth policies following several elections. These policy initiatives included fiscal stimulus and streamlined regulations. These measures improved corporate profitability prospects and signaled a more capital-friendly environment for international equities generally.
Aggressive Reciprocal Tariffs	Negative	Broad reciprocal tariffs introduced by the U.S. in early April 2025 triggered retaliatory threats; the European Union and China quickly prepared counter measures, reviving fears of a wider trade war and clouding the outlook for export-oriented economies. This uncertainty also caused the U.S. dollar ("USD") to weaken against major currencies like the Euro, negatively impacting international companies earning profits in USD, as these profits became less valuable when converted to their home currencies.
Headwinds for Health Care Stocks	Negative	Non-U.S. Health Care stocks underperformed the MSCI ACWI ex USA due to regulatory pressures, pricing challenges, and weaker growth expectations in key international markets. Additionally, the sector faced headwinds from currency volatility and trade uncertainties, which dampened investor sentiment.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class B shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger International Opportunities Fund Class B	14.80%	6.75%	6.60%
Alger International Opportunities Fund Class B—excluding contingent deferred sales charges	18.80%	6.91%	6.60%
MSCI ACWI ex USA	25.62%	11.75%	8.20%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 174,538,972
Holdings Count | Holding	40	[4]
Advisory Fees Paid, Amount	$ 1,117,432
Investment Company Portfolio Turnover	92.29%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$174,538,972
Total number of portfolio holdings[1]	40
Portfolio turnover rate	92.29%
Total advisory fees paid	$1,117,432
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Geographical Allocation †
Belgium	3.0%
Brazil	5.0%
Canada	7.1%
China	7.1%
Denmark	3.0%
France	2.2%
Germany	9.1%
Greece	2.4%
India	1.8%
Indonesia	2.2%
Italy	2.6%
Japan	17.8%
Netherlands	3.9%
Norway	1.5%
Singapore	1.2%
South Korea	3.7%
Spain	3.7%
Switzerland	1.5%
Taiwan	6.3%
United Kingdom	9.9%
United States	3.9%
Short-Term Investments and Net Other Assets	1.1%
100.0%
†	Based on net assets

C000024900 [Member]
Shareholder Report [Line Items]
Fund Name	Alger International Opportunities Fund
Class Name	Class A
Trading Symbol	ALGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger International Opportunities Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger International Opportunities Fund (Class A / ALGAX)	$137	1.25%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger International Opportunities Fund Class A, excluding sales load, recorded a 18.88% return for the fiscal twelve-month period ended October 31, 2025, compared to the 21.45% return of the MSCI ACWI ex USA. During the reporting period, the largest sector weightings were Financials and Industrials. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Health Care sectors were the largest contributors to relative performance. Regarding individual positions, SK hynix Inc., Taiwan Semiconductor Manufacturing Co., Ltd., Shopify, Inc., CaixaBank SA, and Nebius Group N.V. were the top five contributors to absolute performance
Detractors from Performance
The Financials and Consumer Discretionary sectors were the largest detractors from relative performance. Regarding individual positions, Meituan, PT Bank Central Asia Tbk, ICG PLC, Vista Energy SAB de CV, and Nippon Sanso Holdings Corp. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Rising AI Demand	Positive	Strong equity market performance across Asia was driven by robust artificial intelligence ("AI") and cloud computing demand. Semiconductor suppliers also benefited from rising AI capital expenditure plans from major U.S. technology companies.
Structural Policy Reforms in Europe & Asia	Positive	Governments across Europe and Asia shifted from austerity to pro-growth policies following several elections. These policy initiatives included fiscal stimulus and streamlined regulations. These measures improved corporate profitability prospects and signaled a more capital-friendly environment for international equities generally.
Aggressive Reciprocal Tariffs	Negative	Broad reciprocal tariffs introduced by the U.S. in early April 2025 triggered retaliatory threats; the European Union and China quickly prepared counter measures, reviving fears of a wider trade war and clouding the outlook for export-oriented economies. This uncertainty also caused the U.S. dollar ("USD") to weaken against major currencies like the Euro, negatively impacting international companies earning profits in USD, as these profits became less valuable when converted to their home currencies.
Headwinds for Health Care Stocks	Negative	Non-U.S. Health Care stocks underperformed the MSCI ACWI ex USA due to regulatory pressures, pricing challenges, and weaker growth expectations in key international markets. Additionally, the sector faced headwinds from currency volatility and trade uncertainties, which dampened investor sentiment.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger International Opportunities Fund Class A	12.63%	5.76%	6.25%
Alger International Opportunities Fund Class A—excluding sales load	18.88%	6.91%	6.82%
MSCI ACWI ex USA	25.62%	11.75%	8.20%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 174,538,972
Holdings Count | Holding	40	[5]
Advisory Fees Paid, Amount	$ 1,117,432
Investment Company Portfolio Turnover	92.29%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$174,538,972
Total number of portfolio holdings[1]	40
Portfolio turnover rate	92.29%
Total advisory fees paid	$1,117,432
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Geographical Allocation †
Belgium	3.0%
Brazil	5.0%
Canada	7.1%
China	7.1%
Denmark	3.0%
France	2.2%
Germany	9.1%
Greece	2.4%
India	1.8%
Indonesia	2.2%
Italy	2.6%
Japan	17.8%
Netherlands	3.9%
Norway	1.5%
Singapore	1.2%
South Korea	3.7%
Spain	3.7%
Switzerland	1.5%
Taiwan	6.3%
United Kingdom	9.9%
United States	3.9%
Short-Term Investments and Net Other Assets	1.1%
100.0%
†	Based on net assets

C000024903 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Small Cap Growth Fund
Class Name	Class A
Trading Symbol	ALSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Small Cap Growth Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Growth Fund (Class A / ALSAX)	$140	1.32%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Small Cap Growth Fund Class A,excluding sales load, returned 12.72% for the fiscal twelve-month period ended October 31, 2025, compared to the 18.81% return of the Russell 2000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Health Care. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Consumer Staples and Communication Services sectors were the largest contributors to relative performance. Regarding individual positions, Nebius Group N.V., Joby Aviation, Inc., Tutor Perini Corp., Guardant Health, Inc., and Astera Labs, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Infrormation Technology and Financials sectors were the largest detractors from relative performance. Regarding individual positions, Impulse Dynamics PLC, RH, Vaxcyte, Inc., Portillo's, Inc., and Larimar Therapeutics, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Small Cap Growth Fund Class A	6.82%	(0.95)%	8.49%
Alger Small Cap Growth Fund Class A—excluding sales load	12.72%	0.13%	9.07%
Russell 2000 Growth Index	18.81%	8.94%	9.65%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 202,992,944
Holdings Count | Holding	105	[6]
Advisory Fees Paid, Amount	$ 1,718,033
Investment Company Portfolio Turnover	37.93%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$202,992,944
Total number of portfolio holdings[1]	105
Portfolio turnover rate	37.93%
Total advisory fees paid	$1,718,033
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	1.1%
Consumer Discretionary	8.5%
Consumer Staples	1.7%
Energy	0.4%
Financials	3.0%
Health Care	34.4%
Industrials	24.1%
Information Technology	26.0%
Materials	0.1%
Utilities	0.5%
Short-Term Investments and Other Net Assets	0.2%
100.0%
†	Based on net assets

C000024904 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Small Cap Growth Fund
Class Name	Class B
Trading Symbol	ALSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Small Cap Growth Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Growth Fund (Class B / ALSCX)	$114	1.07%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Small Cap Growth Fund Class B returned 13.05% for the fiscal twelve-month period ended October 31, 2025, compared to the 18.81% return of the Russell 2000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Health Care. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Consumer Staples and Communication Services sectors were the largest contributors to relative performance. Regarding individual positions, Nebius Group N.V., Joby Aviation, Inc., Tutor Perini Corp., Guardant Health, Inc., and Astera Labs, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Infrormation Technology and Financials sectors were the largest detractors from relative performance. Regarding individual positions, Impulse Dynamics PLC, RH, Vaxcyte, Inc., Portillo's, Inc., and Larimar Therapeutics, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class B shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Small Cap Growth Fund Class B	9.05%	0.01%	8.75%
Alger Small Cap Growth Fund Class B—excluding contingent deferred sales charges	13.05%	0.18%	8.75%
Russell 2000 Growth Index	18.81%	8.94%	9.65%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 202,992,944
Holdings Count | Holding	105	[7]
Advisory Fees Paid, Amount	$ 1,718,033
Investment Company Portfolio Turnover	37.93%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$202,992,944
Total number of portfolio holdings[1]	105
Portfolio turnover rate	37.93%
Total advisory fees paid	$1,718,033
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	1.1%
Consumer Discretionary	8.5%
Consumer Staples	1.7%
Energy	0.4%
Financials	3.0%
Health Care	34.4%
Industrials	24.1%
Information Technology	26.0%
Materials	0.1%
Utilities	0.5%
Short-Term Investments and Other Net Assets	0.2%
100.0%
†	Based on net assets

C000024905 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Small Cap Growth Fund
Class Name	Class C
Trading Symbol	AGSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Small Cap Growth Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Growth Fund (Class C / AGSCX)	$225	2.12%

Expenses Paid, Amount	$ 225
Expense Ratio, Percent	2.12%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Small Cap Growth Fund Class C, excluding contingent deferred sales charges, returned 11.90% for the fiscal twelve-month period ended October 31, 2025, compared to the 18.81% return of the Russell 2000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Health Care. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Consumer Staples and Communication Services sectors were the largest contributors to relative performance. Regarding individual positions, Nebius Group N.V., Joby Aviation, Inc., Tutor Perini Corp., Guardant Health, Inc., and Astera Labs, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Infrormation Technology and Financials sectors were the largest detractors from relative performance. Regarding individual positions, Impulse Dynamics PLC, RH, Vaxcyte, Inc., Portillo's, Inc., and Larimar Therapeutics, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Small Cap Growth Fund Class C	10.90%	(0.65)%	8.39%
Alger Small Cap Growth Fund Class C—excluding contingent deferred sales charges	11.90%	(0.65)%	8.39%
Russell 2000 Growth Index	18.81%	8.94%	9.65%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 202,992,944
Holdings Count | Holding	105	[8]
Advisory Fees Paid, Amount	$ 1,718,033
Investment Company Portfolio Turnover	37.93%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$202,992,944
Total number of portfolio holdings[1]	105
Portfolio turnover rate	37.93%
Total advisory fees paid	$1,718,033
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	1.1%
Consumer Discretionary	8.5%
Consumer Staples	1.7%
Energy	0.4%
Financials	3.0%
Health Care	34.4%
Industrials	24.1%
Information Technology	26.0%
Materials	0.1%
Utilities	0.5%
Short-Term Investments and Other Net Assets	0.2%
100.0%
†	Based on net assets

C000095958 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Small Cap Growth Fund
Class Name	Class Y
Trading Symbol	ASCYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Small Cap Growth Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Growth Fund (Class Y / ASCYX)	$91	0.85%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Small Cap Growth Fund Class Y returned 13.34% for the fiscal twelve-month period ended October 31, 2025, compared to the 18.81% return of the Russell 2000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Health Care. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Consumer Staples and Communication Services sectors were the largest contributors to relative performance. Regarding individual positions, Nebius Group N.V., Joby Aviation, Inc., Tutor Perini Corp., Guardant Health, Inc., and Astera Labs, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Infrormation Technology and Financials sectors were the largest detractors from relative performance. Regarding individual positions, Impulse Dynamics PLC, RH, Vaxcyte, Inc., Portillo's, Inc., and Larimar Therapeutics, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of Class Y shares of the Fund. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	Since Inception 12/31/21
Alger Small Cap Growth Fund Class Y	13.34%	(3.22)%
Russell 2000 Growth Index	18.81%	3.95%
S&P 500 Index	21.45%	11.53%

Performance Inception Date	Dec. 31, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 202,992,944
Holdings Count | Holding	105	[9]
Advisory Fees Paid, Amount	$ 1,718,033
Investment Company Portfolio Turnover	37.93%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$202,992,944
Total number of portfolio holdings[1]	105
Portfolio turnover rate	37.93%
Total advisory fees paid	$1,718,033
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	1.1%
Consumer Discretionary	8.5%
Consumer Staples	1.7%
Energy	0.4%
Financials	3.0%
Health Care	34.4%
Industrials	24.1%
Information Technology	26.0%
Materials	0.1%
Utilities	0.5%
Short-Term Investments and Other Net Assets	0.2%
100.0%
†	Based on net assets

C000232602 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Small Cap Growth Fund
Class Name	Class Z
Trading Symbol	ASCZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Small Cap Growth Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Growth Fund (Class Z / ASCZX)	$107	1.00%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Small Cap Growth Fund Class Z returned 13.08% for the fiscal twelve-month period ended October 31, 2025, compared to the 18.81% return of the Russell 2000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Health Care. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Consumer Staples and Communication Services sectors were the largest contributors to relative performance. Regarding individual positions, Nebius Group N.V., Joby Aviation, Inc., Tutor Perini Corp., Guardant Health, Inc., and Astera Labs, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Infrormation Technology and Financials sectors were the largest detractors from relative performance. Regarding individual positions, Impulse Dynamics PLC, RH, Vaxcyte, Inc., Portillo's, Inc., and Larimar Therapeutics, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Small Cap Growth Fund Class Z	13.08%	0.45%	9.45%
Russell 2000 Growth Index	18.81%	8.94%	9.65%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 202,992,944
Holdings Count | Holding	105	[10]
Advisory Fees Paid, Amount	$ 1,718,033
Investment Company Portfolio Turnover	37.93%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$202,992,944
Total number of portfolio holdings[1]	105
Portfolio turnover rate	37.93%
Total advisory fees paid	$1,718,033
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	1.1%
Consumer Discretionary	8.5%
Consumer Staples	1.7%
Energy	0.4%
Financials	3.0%
Health Care	34.4%
Industrials	24.1%
Information Technology	26.0%
Materials	0.1%
Utilities	0.5%
Short-Term Investments and Other Net Assets	0.2%
100.0%
†	Based on net assets

C000111113 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Growth & Income Fund
Class Name	Class Z
Trading Symbol	AGIZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Growth & Income Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Growth & Income Fund (Class Z / AGIZX)	$69	0.62%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Growth & Income Fund Class Z returned 23.12% for the fiscal twelve-month period ended October 31, 2025, compared to the 21.45% return of the S&P 500 Index. During the reporting period, the largest sector weightings were Information Technology and Financials. The largest sector overweight was Energy and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Information Technology and Financials sectors were the largest contributors to relative performance. Regarding individual positions, Broadcom Inc., Microsoft Corp., KLA Corp., Alphabet Inc., and JPMorgan Chase & Co. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Industrials sectors were the largest detractors from relative performance. Regarding individual positions, UnitedHealth Group Inc., Comcast Corp., Adobe Inc., Air Products and Chemicals, Inc., and ONEOK, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Growth & Income Fund Class Z	23.12%	18.65%	14.47%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 791,245,402
Holdings Count | Holding	78	[11]
Advisory Fees Paid, Amount	$ 3,477,600
Investment Company Portfolio Turnover	4.83%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$791,245,402
Total number of portfolio holdings[1]	78
Portfolio turnover rate	4.83%
Total advisory fees paid	$3,477,600
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	11.4%
Consumer Discretionary	7.5%
Consumer Staples	5.1%
Energy	3.9%
Financials	13.8%
Health Care	8.6%
Industrials	5.6%
Information Technology	36.2%
Materials	1.4%
Real Estate	2.8%
Utilities	1.4%
Short-Term Investments and Other Net Assets	2.3%
100.0%
†	Based on net assets

C000024908 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Growth & Income Fund
Class Name	Class C
Trading Symbol	ALBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Growth & Income Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Growth & Income Fund (Class C / ALBCX)	$186	1.68%

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.68%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Growth & Income Fund Class C, excluding contingent deferred sales charges, returned 21.82% for the fiscal twelve-month period ended October 31, 2025, compared to the 21.45% return of the S&P 500 Index. During the reporting period, the largest sector weightings were Information Technology and Financials. The largest sector overweight was Energy and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Information Technology and Financials sectors were the largest contributors to relative performance. Regarding individual positions, Broadcom Inc., Microsoft Corp., KLA Corp., Alphabet Inc., and JPMorgan Chase & Co. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Industrials sectors were the largest detractors from relative performance. Regarding individual positions, UnitedHealth Group Inc., Comcast Corp., Adobe Inc., Air Products and Chemicals, Inc., and ONEOK, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Growth & Income Fund Class C	20.82%	17.39%	13.42%
Alger Growth & Income Fund Class C—excluding contingent deferred sales charges	21.82%	17.39%	13.42%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 791,245,402
Holdings Count | Holding	78	[12]
Advisory Fees Paid, Amount	$ 3,477,600
Investment Company Portfolio Turnover	4.83%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$791,245,402
Total number of portfolio holdings[1]	78
Portfolio turnover rate	4.83%
Total advisory fees paid	$3,477,600
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	11.4%
Consumer Discretionary	7.5%
Consumer Staples	5.1%
Energy	3.9%
Financials	13.8%
Health Care	8.6%
Industrials	5.6%
Information Technology	36.2%
Materials	1.4%
Real Estate	2.8%
Utilities	1.4%
Short-Term Investments and Other Net Assets	2.3%
100.0%
†	Based on net assets

C000024906 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Growth & Income Fund
Class Name	Class A
Trading Symbol	ALBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Growth & Income Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Growth & Income Fund (Class A / ALBAX)	$104	0.93%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Growth & Income Fund Class A, excluding sales load, returned 22.73% for the fiscal twelve-month period ended October 31, 2025, compared to the 21.45% return of the S&P 500 Index. During the reporting period, the largest sector weightings were Information Technology and Financials. The largest sector overweight was Energy and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Information Technology and Financials sectors were the largest contributors to relative performance. Regarding individual positions, Broadcom Inc., Microsoft Corp., KLA Corp., Alphabet Inc., and JPMorgan Chase & Co. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Industrials sectors were the largest detractors from relative performance. Regarding individual positions, UnitedHealth Group Inc., Comcast Corp., Adobe Inc., Air Products and Chemicals, Inc., and ONEOK, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Growth & Income Fund Class A	16.28%	17.02%	13.49%
Alger Growth & Income Fund Class A—excluding sales load	22.73%	18.28%	14.10%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 791,245,402
Holdings Count | Holding	78	[13]
Advisory Fees Paid, Amount	$ 3,477,600
Investment Company Portfolio Turnover	4.83%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$791,245,402
Total number of portfolio holdings[1]	78
Portfolio turnover rate	4.83%
Total advisory fees paid	$3,477,600
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	11.4%
Consumer Discretionary	7.5%
Consumer Staples	5.1%
Energy	3.9%
Financials	13.8%
Health Care	8.6%
Industrials	5.6%
Information Technology	36.2%
Materials	1.4%
Real Estate	2.8%
Utilities	1.4%
Short-Term Investments and Other Net Assets	2.3%
100.0%
†	Based on net assets

C000024909 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Mid Cap Growth Fund
Class Name	Class A
Trading Symbol	AMGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Mid Cap Growth Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Growth Fund (Class A / AMGAX)	$137	1.22%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Mid Cap Growth Fund Class A, excluding sales load, returned 25.34% for the fiscal twelve-month period ended October 31, 2025, compared to the 19.59% return of the Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Information Technology and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Information Technology and Communication Services sectors were the largest contributors to relative performance. Regarding individual positions, Palantir Technologies Inc., AppLovin Corp., Cloudflare Inc., Robinhood Markets, Inc., and Talen Energy Corp. were the top five contributors to absolute performance.
Detractors from Performance
The Health Care sector was the largest detractor from relative performance. Regarding individual positions, Globant SA, Blue Owl Capital, Inc., Clearwater Analytics Holdings, Inc., Vaxcyte, Inc., and Chipotle Mexican Grill, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Mid Cap Growth Fund Class A	18.79%	7.16%	11.47%
Alger Mid Cap Growth Fund Class A—excluding sales load	25.34%	8.32%	12.07%
Russell Midcap Growth Index	19.59%	11.17%	12.65%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 288,672,229
Holdings Count | Holding	68	[14]
Advisory Fees Paid, Amount	$ 1,925,601
Investment Company Portfolio Turnover	88.64%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$288,672,229
Total number of portfolio holdings[1]	68
Portfolio turnover rate	88.64%
Total advisory fees paid	$1,925,601
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	5.5%
Consumer Discretionary	10.2%
Consumer Staples	3.9%
Financials	9.0%
Health Care	11.9%
Industrials	23.9%
Information Technology	24.3%
Materials	0.9%
Real Estate	4.5%
Utilities	4.3%
Short-Term Investments and Other Net Assets	1.6%
100.0%
†	Based on net assets

C000024910 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Mid Cap Growth Fund
Class Name	Class B
Trading Symbol	AMCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Mid Cap Growth Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Growth Fund (Class B / AMCGX)	$156	1.39%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Mid Cap Growth Fund Class B returned 25.16% for the fiscal twelve-month period ended October 31, 2025, compared to the 19.59% return of the Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Information Technology and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Information Technology and Communication Services sectors were the largest contributors to relative performance. Regarding individual positions, Palantir Technologies Inc., AppLovin Corp., Cloudflare Inc., Robinhood Markets, Inc., and Talen Energy Corp. were the top five contributors to absolute performance.
Detractors from Performance
The Health Care sector was the largest detractor from relative performance. Regarding individual positions, Globant SA, Blue Owl Capital, Inc., Clearwater Analytics Holdings, Inc., Vaxcyte, Inc., and Chipotle Mexican Grill, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class B shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Mid Cap Growth Fund Class B	21.16%	8.15%	11.81%
Alger Mid Cap Growth Fund Class B—excluding contingent deferred sales charges	25.16%	8.26%	11.81%
Russell Midcap Growth Index	19.59%	11.17%	12.65%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 288,672,229
Holdings Count | Holding	68	[15]
Advisory Fees Paid, Amount	$ 1,925,601
Investment Company Portfolio Turnover	88.64%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$288,672,229
Total number of portfolio holdings[1]	68
Portfolio turnover rate	88.64%
Total advisory fees paid	$1,925,601
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	5.5%
Consumer Discretionary	10.2%
Consumer Staples	3.9%
Financials	9.0%
Health Care	11.9%
Industrials	23.9%
Information Technology	24.3%
Materials	0.9%
Real Estate	4.5%
Utilities	4.3%
Short-Term Investments and Other Net Assets	1.6%
100.0%
†	Based on net assets

C000024911 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Mid Cap Growth Fund
Class Name	Class C
Trading Symbol	AMGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Mid Cap Growth Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Growth Fund (Class C / AMGCX)	$229	2.04%

Expenses Paid, Amount	$ 229
Expense Ratio, Percent	2.04%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Mid Cap Growth Fund Class C, excluding contingent deferred sales charges, returned 24.47% for the fiscal twelve-month period ended October 31, 2025, compared to the 19.59% return of the Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Information Technology and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Information Technology and Communication Services sectors were the largest contributors to relative performance. Regarding individual positions, Palantir Technologies Inc., AppLovin Corp., Cloudflare Inc., Robinhood Markets, Inc., and Talen Energy Corp. were the top five contributors to absolute performance.
Detractors from Performance
The Health Care sector was the largest detractor from relative performance. Regarding individual positions, Globant SA, Blue Owl Capital, Inc., Clearwater Analytics Holdings, Inc., Vaxcyte, Inc., and Chipotle Mexican Grill, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Mid Cap Growth Fund Class C	23.47%	7.47%	11.36%
Alger Mid Cap Growth Fund Class C—excluding contingent deferred sales charges	24.47%	7.47%	11.36%
Russell Midcap Growth Index	19.59%	11.17%	12.65%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 288,672,229
Holdings Count | Holding	68	[16]
Advisory Fees Paid, Amount	$ 1,925,601
Investment Company Portfolio Turnover	88.64%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$288,672,229
Total number of portfolio holdings[1]	68
Portfolio turnover rate	88.64%
Total advisory fees paid	$1,925,601
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	5.5%
Consumer Discretionary	10.2%
Consumer Staples	3.9%
Financials	9.0%
Health Care	11.9%
Industrials	23.9%
Information Technology	24.3%
Materials	0.9%
Real Estate	4.5%
Utilities	4.3%
Short-Term Investments and Other Net Assets	1.6%
100.0%
†	Based on net assets

C000156504 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Mid Cap Growth Fund
Class Name	Class Z
Trading Symbol	AMCZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Mid Cap Growth Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Growth Fund (Class Z / AMCZX)	$104	0.92%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Mid Cap Growth Fund Class Z returned 25.81% for the fiscal twelve-month period ended October 31, 2025, compared to the 19.59% return of the Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Information Technology and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Information Technology and Communication Services sectors were the largest contributors to relative performance. Regarding individual positions, Palantir Technologies Inc., AppLovin Corp., Cloudflare Inc., Robinhood Markets, Inc., and Talen Energy Corp. were the top five contributors to absolute performance.
Detractors from Performance
The Health Care sector was the largest detractor from relative performance. Regarding individual positions, Globant SA, Blue Owl Capital, Inc., Clearwater Analytics Holdings, Inc., Vaxcyte, Inc., and Chipotle Mexican Grill, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF  $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Mid Cap Growth Fund Class Z	25.81%	8.66%	12.41%
Russell Midcap Growth Index	19.59%	11.17%	12.65%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 288,672,229
Holdings Count | Holding	68	[17]
Advisory Fees Paid, Amount	$ 1,925,601
Investment Company Portfolio Turnover	88.64%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$288,672,229
Total number of portfolio holdings[1]	68
Portfolio turnover rate	88.64%
Total advisory fees paid	$1,925,601
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	5.5%
Consumer Discretionary	10.2%
Consumer Staples	3.9%
Financials	9.0%
Health Care	11.9%
Industrials	23.9%
Information Technology	24.3%
Materials	0.9%
Real Estate	4.5%
Utilities	4.3%
Short-Term Investments and Other Net Assets	1.6%
100.0%
†	Based on net assets

C000095959 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Capital Appreciation Fund
Class Name	Class Z
Trading Symbol	ACAZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Capital Appreciation Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Capital Appreciation Fund (Class Z / ACAZX)	$114	0.91%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Capital Appreciation Fund Class Z, returned 50.97% for the fiscal twelve-month period ended October 31, 2025, compared to the 30.53% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Utilities and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Information Technology and Utilities sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., NVIDIA Corp., Microsoft Corp., Nebius Group N.V., and Broadcom Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Materials sector was the largest detractor from relative performance. Regarding individual positions, UnitedHealth Group Inc., United Airlines Holdings, Inc., Core Scientific Inc, James Hardie Industries PLC, and AbbVie, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at net asset value at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF  $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Capital Appreciation Fund Class Z	50.97%	20.08%	18.63%
Russell 1000 Growth Index	30.53%	19.24%	18.28%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 2,701,045,315
Holdings Count | Holding	68	[18]
Advisory Fees Paid, Amount	$ 17,138,741
Investment Company Portfolio Turnover	75.90%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$2,701,045,315
Total number of portfolio holdings[1]	68
Portfolio turnover rate	75.90%
Total advisory fees paid	$17,138,741
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	13.1%
Consumer Discretionary	13.2%
Consumer Staples	0.1%
Energy	0.3%
Financials	4.1%
Health Care	5.6%
Industrials	4.8%
Information Technology	54.3%
Materials	0.2%
Utilities	4.4%
Short-Term Investments and Other Net Assets	(0.1)%
100.0%
†	Based on net assets

C000024914 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Capital Appreciation Fund
Class Name	Class C
Trading Symbol	ALCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Capital Appreciation Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Capital Appreciation Fund (Class C / ALCCX)	$256	2.05%

Expenses Paid, Amount	$ 256
Expense Ratio, Percent	2.05%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Capital Appreciation Fund Class C, excluding sales load, returned 49.41% for the fiscal twelve-month period ended October 31, 2025, compared to the 30.53% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Utilities and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Information Technology and Utilities sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., NVIDIA Corp., Microsoft Corp., Nebius Group N.V., and Broadcom Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Materials sector was the largest detractor from relative performance. Regarding individual positions, UnitedHealth Group Inc., United Airlines Holdings, Inc., Core Scientific Inc, James Hardie Industries PLC, and AbbVie, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Capital Appreciation Fund Class C	48.41%	18.77%	17.50%
Alger Capital Appreciation Fund Class C—excluding contingent deferred sales charges	49.41%	18.77%	17.50%
Russell 1000 Growth Index	30.53%	19.24%	18.28%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 2,701,045,315
Holdings Count | Holding	68	[19]
Advisory Fees Paid, Amount	$ 17,138,741
Investment Company Portfolio Turnover	75.90%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$2,701,045,315
Total number of portfolio holdings[1]	68
Portfolio turnover rate	75.90%
Total advisory fees paid	$17,138,741
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	13.1%
Consumer Discretionary	13.2%
Consumer Staples	0.1%
Energy	0.3%
Financials	4.1%
Health Care	5.6%
Industrials	4.8%
Information Technology	54.3%
Materials	0.2%
Utilities	4.4%
Short-Term Investments and Other Net Assets	(0.1)%
100.0%
†	Based on net assets

C000024912 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Capital Appreciation Fund
Class Name	Class A
Trading Symbol	ACAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Capital Appreciation Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Capital Appreciation Fund (Class A / ACAAX)	$160	1.28%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Capital Appreciation Fund Class A, excluding sales load, returned 50.36% for the fiscal twelve-month period ended October 31, 2025, compared to the 30.53% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Utilities and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Information Technology and Utilities sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., NVIDIA Corp., Microsoft Corp., Nebius Group N.V., and Broadcom Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Materials sector was the largest detractor from relative performance. Regarding individual positions, UnitedHealth Group Inc., United Airlines Holdings, Inc., Core Scientific Inc, James Hardie Industries PLC, and AbbVie, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Capital Appreciation Fund Class A	42.47%	18.35%	17.57%
Alger Capital Appreciation Fund Class A—excluding sales load	50.36%	19.64%	18.21%
Russell 1000 Growth Index	30.53%	19.24%	18.28%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 2,701,045,315
Holdings Count | Holding	68	[20]
Advisory Fees Paid, Amount	$ 17,138,741
Investment Company Portfolio Turnover	75.90%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$2,701,045,315
Total number of portfolio holdings[1]	68
Portfolio turnover rate	75.90%
Total advisory fees paid	$17,138,741
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	13.1%
Consumer Discretionary	13.2%
Consumer Staples	0.1%
Energy	0.3%
Financials	4.1%
Health Care	5.6%
Industrials	4.8%
Information Technology	54.3%
Materials	0.2%
Utilities	4.4%
Short-Term Investments and Other Net Assets	(0.1)%
100.0%
†	Based on net assets

C000024915 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Health Sciences Fund
Class Name	Class A
Trading Symbol	AHSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Health Sciences Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Health Sciences Fund (Class A / AHSAX)	$116	1.17%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Health Sciences Fund Class A, excluding sales load, returned -2.31% for the fiscal twelve-month period ended October 31, 2025, compared to the 21.45% return of the S&P 500 Index and the 0.41% return of the Russell 3000 Health Care Index.
Contributors to Performance
Regarding individual positions, Nektar Therapeutics, Cardinal Health, Inc., Cidara Therapeutics, Inc., Insmed Inc., and Sandoz Group Ltd. were the top five contributors to absolute performance.
Detractors from Performance
Regarding individual positions, Impulse Dynamics PLC, UnitedHealth Group Inc., Eli Lilly and Co., Amgen Inc., and CorVel Corp. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Greater Clarity on Drug Pricing	Positive	Earlier in the period, fears around aggressive pricing reforms—such as Most favored nation ("MFN") rules—created risk that future revenues for biopharmaceutical companies could be negatively impacted. When policy direction became clearer and less disruptive than expected, investors gained more earnings visibility. This shift lowered perceived regulatory risk, supported more predictable cash flows, and allowed valuations to normalize, which helped drive a rebound in biopharmaceutical equities.
Higher Managed Care Utilization	Negative	Managed care companies saw rising utilization rates, as more patients were using services under cost-controlled plans. This pressured margins for providers and drugmakers as managed care typically negotiates aggressively on pricing.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Health Sciences Fund Class A	(7.44)%	(2.05)%	6.21%
Alger Health Sciences Fund Class A—excluding sales load	(2.31)%	(0.99)%	6.79%
Russell 3000 Healthcare Index	0.41%	7.44%	8.95%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 64,008,752
Holdings Count | Holding	51	[21]
Advisory Fees Paid, Amount	$ 409,486
Investment Company Portfolio Turnover	289.28%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$64,008,752
Total number of portfolio holdings[1]	51
Portfolio turnover rate	289.28%
Total advisory fees paid	$409,486
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]	Sector Allocation †
Equities
Financials	0.4%
Health Care	95.1%
Real Estate	4.3%
Short-Term Investments and Other Net Assets	0.2%
100.0%
†	Based on net assets

C000024917 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Health Sciences Fund
Class Name	Class C
Trading Symbol	AHSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Health Sciences Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Health Sciences Fund (Class C / AHSCX)	$193	1.96%

Expenses Paid, Amount	$ 193
Expense Ratio, Percent	1.96%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Health Sciences Fund Class C, excluding contingent deferred sales charges, returned -3.07% for the fiscal twelve-month period ended October 31, 2025, compared to the 21.45% return of the S&P 500 Index and the 0.41% return of the Russell 3000 Health Care Index.
Contributors to Performance
Regarding individual positions, Nektar Therapeutics, Cardinal Health, Inc., Cidara Therapeutics, Inc., Insmed Inc., and Sandoz Group Ltd. were the top five contributors to absolute performance.
Detractors from Performance
Regarding individual positions, Impulse Dynamics PLC, UnitedHealth Group Inc., Eli Lilly and Co., Amgen Inc., and CorVel Corp. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Greater Clarity on Drug Pricing	Positive	Earlier in the period, fears around aggressive pricing reforms—such as Most favored nation ("MFN") rules—created risk that future revenues for biopharmaceutical companies could be negatively impacted. When policy direction became clearer and less disruptive than expected, investors gained more earnings visibility. This shift lowered perceived regulatory risk, supported more predictable cash flows, and allowed valuations to normalize, which helped drive a rebound in biopharmaceutical equities.
Higher Managed Care Utilization	Negative	Managed care companies saw rising utilization rates, as more patients were using services under cost-controlled plans. This pressured margins for providers and drugmakers as managed care typically negotiates aggressively on pricing.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Health Sciences Fund Class C	(4.04)%	(1.74)%	6.12%
Alger Health Sciences Fund Class C—excluding contingent deferred sales charges	(3.07)%	(1.74)%	6.12%
Russell 3000 Healthcare Index	0.41%	7.44%	8.95%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 64,008,752
Holdings Count | Holding	51	[22]
Advisory Fees Paid, Amount	$ 409,486
Investment Company Portfolio Turnover	289.28%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$64,008,752
Total number of portfolio holdings[1]	51
Portfolio turnover rate	289.28%
Total advisory fees paid	$409,486
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]	Sector Allocation †
Equities
Financials	0.4%
Health Care	95.1%
Real Estate	4.3%
Short-Term Investments and Other Net Assets	0.2%
100.0%
†	Based on net assets

C000156505 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Health Sciences Fund
Class Name	Class Z
Trading Symbol	AHSZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Health Sciences Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Health Sciences Fund (Class Z / AHSZX)	$75	0.76%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Health Sciences Fund Class Z returned -1.89% for the fiscal twelve-month period ended October 31, 2025, compared to the 21.45% return of the S&P 500 Index and the 0.41% return of the Russell 3000 Health Care Index.
Contributors to Performance
Regarding individual positions, Nektar Therapeutics, Cardinal Health, Inc., Cidara Therapeutics, Inc., Insmed Inc., and Sandoz Group Ltd. were the top five contributors to absolute performance.
Detractors from Performance
Regarding individual positions, Impulse Dynamics PLC, UnitedHealth Group Inc., Eli Lilly and Co., Amgen Inc., and CorVel Corp. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Greater Clarity on Drug Pricing	Positive	Earlier in the period, fears around aggressive pricing reforms—such as Most favored nation ("MFN") rules—created risk that future revenues for biopharmaceutical companies could be negatively impacted. When policy direction became clearer and less disruptive than expected, investors gained more earnings visibility. This shift lowered perceived regulatory risk, supported more predictable cash flows, and allowed valuations to normalize, which helped drive a rebound in biopharmaceutical equities.
Higher Managed Care Utilization	Negative	Managed care companies saw rising utilization rates, as more patients were using services under cost-controlled plans. This pressured margins for providers and drugmakers as managed care typically negotiates aggressively on pricing.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Health Sciences Fund Class Z	(1.89)%	(0.62)%	7.19%
Russell 3000 Healthcare Index	0.41%	7.44%	8.95%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 64,008,752
Holdings Count | Holding	51	[23]
Advisory Fees Paid, Amount	$ 409,486
Investment Company Portfolio Turnover	289.28%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$64,008,752
Total number of portfolio holdings[1]	51
Portfolio turnover rate	289.28%
Total advisory fees paid	$409,486
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]	Sector Allocation †
Equities
Financials	0.4%
Health Care	95.1%
Real Estate	4.3%
Short-Term Investments and Other Net Assets	0.2%
100.0%
†	Based on net assets

C000193201 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Weatherbie Specialized Growth Fund
Class Name	Class Z
Trading Symbol	ASMZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Weatherbie Specialized Growth Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Weatherbie Specialized Growth Fund (Class Z / ASMZX)	$99	0.96%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Weatherbie Specialized Growth Fund Class Z generated a 5.37% return for the fiscal twelve-month period ended October 31, 2025, compared to the 15.78% return of the Russell 2500 Growth Index. During the reporting period, the largest sector weightings were Industrials and Health Care. The largest sector overweight was Industrials and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Consumer Discretionary and Health Care sectors were the largest contributors to relative performance. Regarding individual positions, Natera, Inc., Kratos Defense & Security Solutions, Inc., Sterling Infrastructure, Inc., Artivion, Inc., and VSE Corp. were the top five contributors to absolute performance.
Detractors from Performance
The Information Technology and Financials sectors were the largest detractors from relative performance. Regarding individual positions, Neogen Corp., Tandem Diabetes Care, Inc., RXO, Inc., SPS Commerce, Inc., and Hamilton Lane Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Weatherbie Specialized Growth Fund Class Z	5.37%	0.75%	9.53%
Russell 2500 Growth Index	15.78%	8.05%	10.65%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 329,588,859
Holdings Count | Holding	50	[24]
Advisory Fees Paid, Amount	$ 3,244,343
Investment Company Portfolio Turnover	68.65%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$329,588,859
Total number of portfolio holdings[1]	50
Portfolio turnover rate	68.65%
Total advisory fees paid	$3,244,343
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Consumer Discretionary	6.9%
Financials	11.8%
Health Care	27.5%
Industrials	34.1%
Information Technology	11.6%
Real Estate	6.1%
Short-Term Investments and Other Net Assets	2.0%
100.0%
†	Based on net assets

C000095960 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Weatherbie Specialized Growth Fund
Class Name	Class Y
Trading Symbol	ASYMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Weatherbie Specialized Growth Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Weatherbie Specialized Growth Fund (Class Y / ASYMX)	$90	0.88%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Weatherbie Specialized Growth Fund Class Y generated a 5.41% return for the fiscal twelve-month period ended October 31, 2025, compared to the 15.78% return of the Russell 2500 Growth Index. During the reporting period, the largest sector weightings were Industrials and Health Care. The largest sector overweight was Industrials and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Consumer Discretionary and Health Care sectors were the largest contributors to relative performance. Regarding individual positions, Natera, Inc., Kratos Defense & Security Solutions, Inc., Sterling Infrastructure, Inc., Artivion, Inc., and VSE Corp. were the top five contributors to absolute performance.
Detractors from Performance
The Information Technology and Financials sectors were the largest detractors from relative performance. Regarding individual positions, Neogen Corp., Tandem Diabetes Care, Inc., RXO, Inc., SPS Commerce, Inc., and Hamilton Lane Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of Class Y shares of the Fund. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	Since Inception 8/30/17
Alger Weatherbie Specialized Growth Fund Class Y	5.41%	0.80%	8.71%
Russell 2500 Growth Index	15.78%	8.05%	10.67%
S&P 500 Index	21.45%	17.64%	15.24%

Performance Inception Date	Aug. 30, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 329,588,859
Holdings Count | Holding	50	[25]
Advisory Fees Paid, Amount	$ 3,244,343
Investment Company Portfolio Turnover	68.65%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$329,588,859
Total number of portfolio holdings[1]	50
Portfolio turnover rate	68.65%
Total advisory fees paid	$3,244,343
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Consumer Discretionary	6.9%
Financials	11.8%
Health Care	27.5%
Industrials	34.1%
Information Technology	11.6%
Real Estate	6.1%
Short-Term Investments and Other Net Assets	2.0%
100.0%
†	Based on net assets

C000051550 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Weatherbie Specialized Growth Fund
Class Name	Class I
Trading Symbol	ASIMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Weatherbie Specialized Growth Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Weatherbie Specialized Growth Fund (Class I / ASIMX)	$137	1.34%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Weatherbie Specialized Growth Fund Class I generated a 5.00% return for the fiscal twelve-month period ended October 31, 2025, compared to the 15.78% return of the Russell 2500 Growth Index. During the reporting period, the largest sector weightings were Industrials and Health Care. The largest sector overweight was Industrials and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Consumer Discretionary and Health Care sectors were the largest contributors to relative performance. Regarding individual positions, Natera, Inc., Kratos Defense & Security Solutions, Inc., Sterling Infrastructure, Inc., Artivion, Inc., and VSE Corp. were the top five contributors to absolute performance.
Detractors from Performance
The Information Technology and Financials sectors were the largest detractors from relative performance. Regarding individual positions, Neogen Corp., Tandem Diabetes Care, Inc., RXO, Inc., SPS Commerce, Inc., and Hamilton Lane Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class I shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Weatherbie Specialized Growth Fund Class I	5.00%	0.40%	9.18%
Russell 2500 Growth Index	15.78%	8.05%	10.65%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 329,588,859
Holdings Count | Holding	50	[26]
Advisory Fees Paid, Amount	$ 3,244,343
Investment Company Portfolio Turnover	68.65%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$329,588,859
Total number of portfolio holdings[1]	50
Portfolio turnover rate	68.65%
Total advisory fees paid	$3,244,343
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Consumer Discretionary	6.9%
Financials	11.8%
Health Care	27.5%
Industrials	34.1%
Information Technology	11.6%
Real Estate	6.1%
Short-Term Investments and Other Net Assets	2.0%
100.0%
†	Based on net assets

C000024920 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Weatherbie Specialized Growth Fund
Class Name	Class C
Trading Symbol	ALMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Weatherbie Specialized Growth Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Weatherbie Specialized Growth Fund (Class C / ALMCX)	$212	2.08%

Expenses Paid, Amount	$ 212
Expense Ratio, Percent	2.08%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Weatherbie Specialized Growth Fund Class C, excluding contingent deferred sales charges, generated a 4.19% return for the fiscal twelve-month period ended October 31, 2025, compared to the 15.78% return of the Russell 2500 Growth Index. During the reporting period, the largest sector weightings were Industrials and Health Care. The largest sector overweight was Industrials and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Consumer Discretionary and Health Care sectors were the largest contributors to relative performance. Regarding individual positions, Natera, Inc., Kratos Defense & Security Solutions, Inc., Sterling Infrastructure, Inc., Artivion, Inc., and VSE Corp. were the top five contributors to absolute performance.
Detractors from Performance
The Information Technology and Financials sectors were the largest detractors from relative performance. Regarding individual positions, Neogen Corp., Tandem Diabetes Care, Inc., RXO, Inc., SPS Commerce, Inc., and Hamilton Lane Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Weatherbie Specialized Growth Fund Class C	3.19%	(0.36)%	8.49%
Alger Weatherbie Specialized Growth Fund Class C—excluding contingent deferred sales charges	4.19%	(0.36)%	8.49%
Russell 2500 Growth Index	15.78%	8.05%	10.65%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 329,588,859
Holdings Count | Holding	50	[27]
Advisory Fees Paid, Amount	$ 3,244,343
Investment Company Portfolio Turnover	68.65%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$329,588,859
Total number of portfolio holdings[1]	50
Portfolio turnover rate	68.65%
Total advisory fees paid	$3,244,343
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Consumer Discretionary	6.9%
Financials	11.8%
Health Care	27.5%
Industrials	34.1%
Information Technology	11.6%
Real Estate	6.1%
Short-Term Investments and Other Net Assets	2.0%
100.0%
†	Based on net assets

C000024918 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Weatherbie Specialized Growth Fund
Class Name	Class A
Trading Symbol	ALMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Weatherbie Specialized Growth Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Weatherbie Specialized Growth Fund (Class A / ALMAX)	$133	1.30%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Weatherbie Specialized Growth Fund Class A, excluding sales load, excluding sales load, generated a 5.02% return for the fiscal twelve-month period ended October 31, 2025, compared to the 15.78% return of the Russell 2500 Growth Index. During the reporting period, the largest sector weightings were Industrials and Health Care. The largest sector overweight was Industrials and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Consumer Discretionary and Health Care sectors were the largest contributors to relative performance. Regarding individual positions, Natera, Inc., Kratos Defense & Security Solutions, Inc., Sterling Infrastructure, Inc., Artivion, Inc., and VSE Corp. were the top five contributors to absolute performance.
Detractors from Performance
The Information Technology and Financials sectors were the largest detractors from relative performance. Regarding individual positions, Neogen Corp., Tandem Diabetes Care, Inc., RXO, Inc., SPS Commerce, Inc., and Hamilton Lane Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Weatherbie Specialized Growth Fund Class A	(0.51)%	(0.67)%	8.58%
Alger Weatherbie Specialized Growth Fund Class A—excluding sales load	5.02%	0.41%	9.17%
Russell 2500 Growth Index	15.78%	8.05%	10.65%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 329,588,859
Holdings Count | Holding	50	[28]
Advisory Fees Paid, Amount	$ 3,244,343
Investment Company Portfolio Turnover	68.65%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$329,588,859
Total number of portfolio holdings[1]	50
Portfolio turnover rate	68.65%
Total advisory fees paid	$3,244,343
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Consumer Discretionary	6.9%
Financials	11.8%
Health Care	27.5%
Industrials	34.1%
Information Technology	11.6%
Real Estate	6.1%
Short-Term Investments and Other Net Assets	2.0%
100.0%
†	Based on net assets

C000059337 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Small Cap Focus Fund
Class Name	Class A
Trading Symbol	AOFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Small Cap Focus Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Focus Fund (Class A / AOFAX)	$142	1.30%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Small Cap Focus Fund Class A, excluding sales load, returned 18.33% for the fiscal twelve-month period ended October 31, 2025, compared to the 18.81% return of the Russell 2000 Growth Index. During the reporting period, the largest sector weightings were Health Care and Industrials. The largest sector overweight was Health Care and the largest sector underweight was Financials.
Contributors to Performance
The Health Care and Industrials sectors were the largest contributors to relative performance. Regarding individual positions, Tutor Perini Corp., GeneDx Holdings Corp., Nebius Group N.V., Talen Energy Corp., and RBC Bearings Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Information Technology and Consumer Discretionary sectors were the largest detractors from relative performance. Regarding individual positions, Glaukos Corp., Portillo's, Inc., Clearwater Analytics Holdings, Inc., CareDx, Inc., and Vertex, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Small Cap Focus Fund Class A	12.60%	(3.40)%	7.70%
Alger Small Cap Focus Fund Class A—excluding sales load	18.83%	(2.35)%	8.29%
Russell 2000 Growth Index	18.81%	8.94%	9.65%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 924,114,491
Holdings Count | Holding	51	[29]
Advisory Fees Paid, Amount	$ 7,592,747
Investment Company Portfolio Turnover	88.45%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$924,114,491
Total number of portfolio holdings[1]	51
Portfolio turnover rate	88.45%
Total advisory fees paid	$7,592,747
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Consumer Discretionary	5.1%
Financials	5.0%
Health Care	37.7%
Industrials	29.1%
Information Technology	17.4%
Utilities	2.8%
Short-Term Investments and Other Net Assets	2.9%
100.0%
†	Based on net assets

C000059339 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Small Cap Focus Fund
Class Name	Class C
Trading Symbol	AOFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Small Cap Focus Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Focus Fund (Class C / AOFCX)	$218	2.00%

Expenses Paid, Amount	$ 218
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Small Cap Focus Fund Class C, excluding contingent deferred sales charges, returned 17.98% for the fiscal twelve-month period ended October 31, 2025, compared to the 18.81% return of the Russell 2000 Growth Index. During the reporting period, the largest sector weightings were Health Care and Industrials. The largest sector overweight was Health Care and the largest sector underweight was Financials.
Contributors to Performance
The Health Care and Industrials sectors were the largest contributors to relative performance. Regarding individual positions, Tutor Perini Corp., GeneDx Holdings Corp., Nebius Group N.V., Talen Energy Corp., and RBC Bearings Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Information Technology and Consumer Discretionary sectors were the largest detractors from relative performance. Regarding individual positions, Glaukos Corp., Portillo's, Inc., Clearwater Analytics Holdings, Inc., CareDx, Inc., and Vertex, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Small Cap Focus Fund Class C	16.98%	(3.00)%	7.69%
Alger Small Cap Focus Fund Class C—excluding contingent deferred sales charges	17.98%	(3.00)%	7.69%
Russell 2000 Growth Index	18.81%	8.94%	9.65%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 924,114,491
Holdings Count | Holding	51	[30]
Advisory Fees Paid, Amount	$ 7,592,747
Investment Company Portfolio Turnover	88.45%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$924,114,491
Total number of portfolio holdings[1]	51
Portfolio turnover rate	88.45%
Total advisory fees paid	$7,592,747
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Consumer Discretionary	5.1%
Financials	5.0%
Health Care	37.7%
Industrials	29.1%
Information Technology	17.4%
Utilities	2.8%
Short-Term Investments and Other Net Assets	2.9%
100.0%
†	Based on net assets

C000059340 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Small Cap Focus Fund
Class Name	Class I
Trading Symbol	AOFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Small Cap Focus Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Focus Fund (Class I / AOFIX)	$134	1.22%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Small Cap Focus Fund Class I returned 18.94% for the fiscal twelve-month period ended October 31, 2025, compared to the 18.81% return of the Russell 2000 Growth Index. During the reporting period, the largest sector weightings were Health Care and Industrials. The largest sector overweight was Health Care and the largest sector underweight was Financials.
Contributors to Performance
The Health Care and Industrials sectors were the largest contributors to relative performance. Regarding individual positions, Tutor Perini Corp., GeneDx Holdings Corp., Nebius Group N.V., Talen Energy Corp., and RBC Bearings Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Information Technology and Consumer Discretionary sectors were the largest detractors from relative performance. Regarding individual positions, Glaukos Corp., Portillo's, Inc., Clearwater Analytics Holdings, Inc., CareDx, Inc., and Vertex, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class I shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Small Cap Focus Fund Class I	18.94%	(2.23)%	8.37%
Russell 2000 Growth Index	18.81%	8.94%	9.65%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 924,114,491
Holdings Count | Holding	51	[31]
Advisory Fees Paid, Amount	$ 7,592,747
Investment Company Portfolio Turnover	88.45%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$924,114,491
Total number of portfolio holdings[1]	51
Portfolio turnover rate	88.45%
Total advisory fees paid	$7,592,747
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Consumer Discretionary	5.1%
Financials	5.0%
Health Care	37.7%
Industrials	29.1%
Information Technology	17.4%
Utilities	2.8%
Short-Term Investments and Other Net Assets	2.9%
100.0%
†	Based on net assets

C000095961 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Small Cap Focus Fund
Class Name	Class Y
Trading Symbol	AOFYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Small Cap Focus Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Focus Fund (Class Y / AOFYX)	$94	0.86%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Small Cap Focus Fund Class Y returned 19.38% for the fiscal twelve-month period ended October 31, 2025, compared to the 18.81% return of the Russell 2000 Growth Index. During the reporting period, the largest sector weightings were Health Care and Industrials. The largest sector overweight was Health Care and the largest sector underweight was Financials.
Contributors to Performance
The Health Care and Industrials sectors were the largest contributors to relative performance. Regarding individual positions, Tutor Perini Corp., GeneDx Holdings Corp., Nebius Group N.V., Talen Energy Corp., and RBC Bearings Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Information Technology and Consumer Discretionary sectors were the largest detractors from relative performance. Regarding individual positions, Glaukos Corp., Portillo's, Inc., Clearwater Analytics Holdings, Inc., CareDx, Inc., and Vertex, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of Class Y shares of the Fund. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	Since Inception 2/28/17
Alger Small Cap Focus Fund Class Y	19.38%	(1.91)%	8.39%
Russell 2000 Growth Index	18.81%	8.94%	9.49%
S&P 500 Index	21.45%	17.64%	14.95%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 924,114,491
Holdings Count | Holding	51	[32]
Advisory Fees Paid, Amount	$ 7,592,747
Investment Company Portfolio Turnover	88.45%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$924,114,491
Total number of portfolio holdings[1]	51
Portfolio turnover rate	88.45%
Total advisory fees paid	$7,592,747
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Consumer Discretionary	5.1%
Financials	5.0%
Health Care	37.7%
Industrials	29.1%
Information Technology	17.4%
Utilities	2.8%
Short-Term Investments and Other Net Assets	2.9%
100.0%
†	Based on net assets

C000179520 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Small Cap Focus Fund
Class Name	Class Z
Trading Symbol	AGOZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Small Cap Focus Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Focus Fund (Class Z / AGOZX)	$97	0.88%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Small Cap Focus Fund Class Z returned 19.33% for the fiscal twelve-month period ended October 31, 2025, compared to the 18.81% return of the Russell 2000 Growth Index. During the reporting period, the largest sector weightings were Health Care and Industrials. The largest sector overweight was Health Care and the largest sector underweight was Financials.
Contributors to Performance
The Health Care and Industrials sectors were the largest contributors to relative performance. Regarding individual positions, Tutor Perini Corp., GeneDx Holdings Corp., Nebius Group N.V., Talen Energy Corp., and RBC Bearings Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Information Technology and Consumer Discretionary sectors were the largest detractors from relative performance. Regarding individual positions, Glaukos Corp., Portillo's, Inc., Clearwater Analytics Holdings, Inc., CareDx, Inc., and Vertex, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Small Cap Focus Fund Class Z	19.33%	(1.93)%	8.70%
Russell 2000 Growth Index	18.81%	8.94%	9.65%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 924,114,491
Holdings Count | Holding	51	[33]
Advisory Fees Paid, Amount	$ 7,592,747
Investment Company Portfolio Turnover	88.45%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$924,114,491
Total number of portfolio holdings[1]	51
Portfolio turnover rate	88.45%
Total advisory fees paid	$7,592,747
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Consumer Discretionary	5.1%
Financials	5.0%
Health Care	37.7%
Industrials	29.1%
Information Technology	17.4%
Utilities	2.8%
Short-Term Investments and Other Net Assets	2.9%
100.0%
†	Based on net assets

C000199574 [Member]
Shareholder Report [Line Items]
Fund Name	Alger 35 Fund
Class Name	Class Z
Trading Symbol	ATVPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger 35 Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger 35 Fund (Class Z / ATVPX)	$73	0.56%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger 35 Fund Class Z generated a 59.22% return for the fiscal twelve-month period ended October 31, 2025, compared to the 23.60% return of the S&P 500 Index and the 31.99% return of the Russell 3000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Consumer Discretionary and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Communication Services sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., Nebius Group N.V., Astera Labs, Inc., NVIDIA Corp., and Talen Energy Corp. were the top five contributors to absolute performance.
Detractors from Performance
The Financials and Materials sectors were the largest detractors from relative performance. Regarding individual positions, Marvell Technology, Inc., Meta Platforms Inc., Apple Inc., Impulse Dynamics PLC, and Tesla, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF  $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	Since Inception 3/29/18
Alger 35 Fund Class Z	59.22%	17.92%	20.13%
S&P 500 Index	21.45%	17.64%	15.23%
Russell 3000 Growth Index	29.59%	18.59%	18.64%

Performance Inception Date	Mar. 29, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 49,484,830
Holdings Count | Holding	34	[34]
Advisory Fees Paid, Amount	$ 172,549
Investment Company Portfolio Turnover	189.43%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$49,484,830
Total number of portfolio holdings[1]	34
Portfolio turnover rate	189.43%
Total advisory fees paid	$172,549
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	24.1%
Consumer Discretionary	9.3%
Financials	1.5%
Health Care	15.9%
Industrials	4.5%
Information Technology	40.6%
Utilities	5.2%
Short-Term Investments and Other Net Assets	(1.1)%
100.0%
†	Based on net assets

C000228969 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Mid Cap Focus Fund
Class Name	Class A
Trading Symbol	ALOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Mid Cap Focus Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Focus Fund (Class A / ALOAX)	$132	1.15%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Mid Cap Focus Fund Class A, excluding sales load, generated a 30.26% return for the fiscal twelve-month period ended October 31, 2025, compared to the 19.59% return of the Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Information Technology and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Information Technology and Industrials sectors were the largest contributors to relative performance. Regarding individual positions, Palantir Technologies Inc., AppLovin Corp., Cloudflare Inc., Robinhood Markets, Inc., and Comfort Systems USA, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Financials sectors were the largest detractors from relative performance. Regarding individual positions, Clearwater Analytics Holdings, Inc., Repligen Corp., Strategy Inc., Blue Owl Capital, Inc., and Evercore Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	Since Inception 7/29/21
Alger Mid Cap Focus Fund Class A	23.44%	1.90%
Alger Mid Cap Focus Fund Class A—excluding sales load	30.26%	3.20%
Russell Midcap Growth Index	19.59%	5.87%
S&P 500 Index	21.45%	12.46%

Performance Inception Date	Jul. 29, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 322,661,515
Holdings Count | Holding	50	[35]
Advisory Fees Paid, Amount	$ 1,911,971
Investment Company Portfolio Turnover	265.15%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$322,661,515
Total number of portfolio holdings[1]	50
Portfolio turnover rate	265.15%
Total advisory fees paid	$1,911,971
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	5.5%
Consumer Discretionary	5.2%
Consumer Staples	1.8%
Financials	5.4%
Health Care	21.7%
Industrials	21.2%
Information Technology	33.7%
Materials	1.4%
Utilities	4.1%
Short-Term Investments and Other Net Assets	0.0%
100.0%
†	Based on net assets

C000228970 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Mid Cap Focus Fund
Class Name	Class C
Trading Symbol	ALOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Mid Cap Focus Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Focus Fund (Class C / ALOCX)	$220	1.92%

Expenses Paid, Amount	$ 220
Expense Ratio, Percent	1.92%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Mid Cap Focus Fund Class C, excluding contingent deferred sales charges, generated a 29.30% return for the fiscal twelve-month period ended October 31, 2025, compared to the 19.59% return of the Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Information Technology and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Information Technology and Industrials sectors were the largest contributors to relative performance. Regarding individual positions, Palantir Technologies Inc., AppLovin Corp., Cloudflare Inc., Robinhood Markets, Inc., and Comfort Systems USA, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Financials sectors were the largest detractors from relative performance. Regarding individual positions, Clearwater Analytics Holdings, Inc., Repligen Corp., Strategy Inc., Blue Owl Capital, Inc., and Evercore Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	Since Inception 7/29/21
Alger Mid Cap Focus Fund Class C	28.30%	2.40%
Alger Mid Cap Focus Fund Class C—excluding contingent deferred sales charges	29.30%	2.40%
Russell Midcap Growth Index	19.59%	5.87%
S&P 500 Index	21.45%	12.46%

Performance Inception Date	Jul. 29, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 322,661,515
Holdings Count | Holding	50	[36]
Advisory Fees Paid, Amount	$ 1,911,971
Investment Company Portfolio Turnover	265.15%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$322,661,515
Total number of portfolio holdings[1]	50
Portfolio turnover rate	265.15%
Total advisory fees paid	$1,911,971
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	5.5%
Consumer Discretionary	5.2%
Consumer Staples	1.8%
Financials	5.4%
Health Care	21.7%
Industrials	21.2%
Information Technology	33.7%
Materials	1.4%
Utilities	4.1%
Short-Term Investments and Other Net Assets	0.0%
100.0%
†	Based on net assets

C000206144 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Mid Cap Focus Fund
Class Name	Class I
Trading Symbol	AFOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Mid Cap Focus Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Focus Fund (Class I / AFOIX)	$132	1.15%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Mid Cap Focus Fund Class I generated a 30.29% return for the fiscal twelve-month period ended October 31, 2025, compared to the 19.59% return of the Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Information Technology and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Information Technology and Industrials sectors were the largest contributors to relative performance. Regarding individual positions, Palantir Technologies Inc., AppLovin Corp., Cloudflare Inc., Robinhood Markets, Inc., and Comfort Systems USA, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Financials sectors were the largest detractors from relative performance. Regarding individual positions, Clearwater Analytics Holdings, Inc., Repligen Corp., Strategy Inc., Blue Owl Capital, Inc., and Evercore Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of Class I shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	Since Inception 6/14/19
Alger Mid Cap Focus Fund Class I	30.29%	9.72%	14.71%
Russell Midcap Growth Index	19.59%	11.17%	12.50%
S&P 500 Index	21.45%	17.64%	16.28%

Performance Inception Date	Jun. 14, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 322,661,515
Holdings Count | Holding	50	[37]
Advisory Fees Paid, Amount	$ 1,911,971
Investment Company Portfolio Turnover	265.15%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$322,661,515
Total number of portfolio holdings[1]	50
Portfolio turnover rate	265.15%
Total advisory fees paid	$1,911,971
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	5.5%
Consumer Discretionary	5.2%
Consumer Staples	1.8%
Financials	5.4%
Health Care	21.7%
Industrials	21.2%
Information Technology	33.7%
Materials	1.4%
Utilities	4.1%
Short-Term Investments and Other Net Assets	0.0%
100.0%
†	Based on net assets

C000225967 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Mid Cap Focus Fund
Class Name	Class Y
Trading Symbol	ALOYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Mid Cap Focus Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Focus Fund (Class Y / ALOYX)	$85	0.74%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Mid Cap Focus Fund Class Y generated a 30.92% return for the fiscal twelve-month period ended October 31, 2025, compared to the 19.59% return of the Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Information Technology and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Information Technology and Industrials sectors were the largest contributors to relative performance. Regarding individual positions, Palantir Technologies Inc., AppLovin Corp., Cloudflare Inc., Robinhood Markets, Inc., and Comfort Systems USA, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Financials sectors were the largest detractors from relative performance. Regarding individual positions, Clearwater Analytics Holdings, Inc., Repligen Corp., Strategy Inc., Blue Owl Capital, Inc., and Evercore Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of Class Y shares of the Fund. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	Since Inception 2/26/21
Alger Mid Cap Focus Fund Class Y	30.92%	3.43%
Russell Midcap Growth Index	19.59%	7.61%
S&P 500 Index	21.45%	15.00%

Performance Inception Date	Feb. 26, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 322,661,515
Holdings Count | Holding	50	[38]
Advisory Fees Paid, Amount	$ 1,911,971
Investment Company Portfolio Turnover	265.15%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$322,661,515
Total number of portfolio holdings[1]	50
Portfolio turnover rate	265.15%
Total advisory fees paid	$1,911,971
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	5.5%
Consumer Discretionary	5.2%
Consumer Staples	1.8%
Financials	5.4%
Health Care	21.7%
Industrials	21.2%
Information Technology	33.7%
Materials	1.4%
Utilities	4.1%
Short-Term Investments and Other Net Assets	0.0%
100.0%
†	Based on net assets

C000206145 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Mid Cap Focus Fund
Class Name	Class Z
Trading Symbol	AFOZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Mid Cap Focus Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Focus Fund (Class Z / AFOZX)	$95	0.82%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Mid Cap Focus Fund Class Z generated a 30.74% return for the fiscal twelve-month period ended October 31, 2025, compared to the 19.59% return of the Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Information Technology and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Information Technology and Industrials sectors were the largest contributors to relative performance. Regarding individual positions, Palantir Technologies Inc., AppLovin Corp., Cloudflare Inc., Robinhood Markets, Inc., and Comfort Systems USA, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Financials sectors were the largest detractors from relative performance. Regarding individual positions, Clearwater Analytics Holdings, Inc., Repligen Corp., Strategy Inc., Blue Owl Capital, Inc., and Evercore Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	Since Inception 6/14/19
Alger Mid Cap Focus Fund Class Z	30.74%	10.04%	15.03%
Russell Midcap Growth Index	19.59%	11.17%	12.50%
S&P 500 Index	21.45%	17.64%	16.28%

Performance Inception Date	Jun. 14, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 322,661,515
Holdings Count | Holding	50	[39]
Advisory Fees Paid, Amount	$ 1,911,971
Investment Company Portfolio Turnover	265.15%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$322,661,515
Total number of portfolio holdings[1]	50
Portfolio turnover rate	265.15%
Total advisory fees paid	$1,911,971
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	5.5%
Consumer Discretionary	5.2%
Consumer Staples	1.8%
Financials	5.4%
Health Care	21.7%
Industrials	21.2%
Information Technology	33.7%
Materials	1.4%
Utilities	4.1%
Short-Term Investments and Other Net Assets	0.0%
100.0%
†	Based on net assets

C000248570 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Concentrated Equity Fund
Class Name	Class Z
Trading Symbol	CNEZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Concentrated Equity Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Concentrated Equity Fund (Class Z / CNEZX)	$71	0.56%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Concentrated Equity Fund Class Z generated a 54.53% return for the fiscal twelve-month period ended October 31, 2025, compared to the 30.53% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Utilities and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Utilities sectors were the largest contributors to relative performance. Regarding individual positions, NVIDIA Corp., AppLovin Corp., Nebius Group N.V., Microsoft Corp., and Astera Labs, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Energy sector was the largest detractor from relative performance. Regarding individual positions, Eli Lilly and Co., QXO, Inc., Cameco Corp., ASML Holding N.V., and Twilio, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stock, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of the most recently completed annual periods for the life of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	Since Inception 4/4/24
Alger Concentrated Equity Fund Class Z	54.53%	46.82%
Russell 1000 Growth Index	30.53%	28.54%
S&P 500 Index	21.45%	21.35%

Performance Inception Date	Apr. 04, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 7,953,775
Holdings Count | Holding	30	[40]
Advisory Fees Paid, Amount	$ 27,222
Investment Company Portfolio Turnover	67.58%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$7,953,775
Total number of portfolio holdings[1]	30
Portfolio turnover rate	67.58%
Total advisory fees paid	$27,222
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	15.2%
Consumer Discretionary	13.7%
Financials	1.8%
Health Care	3.2%
Industrials	7.5%
Information Technology	53.7%
Utilities	5.8%
Short-Term Investments and Other Net Assets	(0.9)%
100.0%
†	Based on net assets

C000248569 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Concentrated Equity Fund
Class Name	Class Y
Trading Symbol	CNEYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Concentrated Equity Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Concentrated Equity Fund (Class Y / CNEYX)	$71	0.56%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Concentrated Equity Fund Class Y generated a 54.53% return for the fiscal twelve-month period ended October 31, 2025, compared to the 30.53% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Utilities and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Utilities sectors were the largest contributors to relative performance. Regarding individual positions, NVIDIA Corp., AppLovin Corp., Nebius Group N.V., Microsoft Corp., and Astera Labs, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Energy sector was the largest detractor from relative performance. Regarding individual positions, Eli Lilly and Co., QXO, Inc., Cameco Corp., ASML Holding N.V., and Twilio, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stock, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of the most recently completed annual periods for the life of Class Y shares of the Fund. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	Since Inception 4/4/24
Alger Concentrated Equity Fund Class Y	54.53%	46.82%
Russell 1000 Growth Index	30.53%	28.54%
S&P 500 Index	21.45%	21.35%

Performance Inception Date	Apr. 04, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 7,953,775
Holdings Count | Holding	30	[41]
Advisory Fees Paid, Amount	$ 27,222
Investment Company Portfolio Turnover	67.58%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$7,953,775
Total number of portfolio holdings[1]	30
Portfolio turnover rate	67.58%
Total advisory fees paid	$27,222
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	15.2%
Consumer Discretionary	13.7%
Financials	1.8%
Health Care	3.2%
Industrials	7.5%
Information Technology	53.7%
Utilities	5.8%
Short-Term Investments and Other Net Assets	(0.9)%
100.0%
†	Based on net assets

C000248568 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Concentrated Equity Fund
Class Name	Class I
Trading Symbol	CNEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Concentrated Equity Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Concentrated Equity Fund (Class I / CNEIX)	$103	0.81%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Concentrated Equity Fund Class I generated a 54.20% return for the fiscal twelve-month period ended October 31, 2025, compared to the 30.53% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Utilities and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Utilities sectors were the largest contributors to relative performance. Regarding individual positions, NVIDIA Corp., AppLovin Corp., Nebius Group N.V., Microsoft Corp., and Astera Labs, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Energy sector was the largest detractor from relative performance. Regarding individual positions, Eli Lilly and Co., QXO, Inc., Cameco Corp., ASML Holding N.V., and Twilio, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stock, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of the most recently completed annual periods for the life of Class I shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	Since Inception 4/4/24
Alger Concentrated Equity Fund Class I	54.20%	46.46%
Russell 1000 Growth Index	30.53%	28.54%
S&P 500 Index	21.45%	21.35%

Performance Inception Date	Apr. 04, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 7,953,775
Holdings Count | Holding	30	[42]
Advisory Fees Paid, Amount	$ 27,222
Investment Company Portfolio Turnover	67.58%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$7,953,775
Total number of portfolio holdings[1]	30
Portfolio turnover rate	67.58%
Total advisory fees paid	$27,222
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	15.2%
Consumer Discretionary	13.7%
Financials	1.8%
Health Care	3.2%
Industrials	7.5%
Information Technology	53.7%
Utilities	5.8%
Short-Term Investments and Other Net Assets	(0.9)%
100.0%
†	Based on net assets

C000248567 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Concentrated Equity Fund
Class Name	Class C
Trading Symbol	CNECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Concentrated Equity Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Concentrated Equity Fund (Class C / CNECX)	$197	1.56%

Expenses Paid, Amount	$ 197
Expense Ratio, Percent	1.56%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Concentrated Equity Fund Class C, excluding contingent deferred sales charges, generated a 52.99% return for the fiscal twelve-month period ended October 31, 2025, compared to the 30.53% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Utilities and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Utilities sectors were the largest contributors to relative performance. Regarding individual positions, NVIDIA Corp., AppLovin Corp., Nebius Group N.V., Microsoft Corp., and Astera Labs, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Energy sector was the largest detractor from relative performance. Regarding individual positions, Eli Lilly and Co., QXO, Inc., Cameco Corp., ASML Holding N.V., and Twilio, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stock, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of the most recently completed annual periods for the life of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	Since Inception 4/4/24
Alger Concentrated Equity Fund Class C	51.99%	45.34%
Alger Concentrated Equity Fund Class C—excluding contingent deferred sales charges	52.99%	45.34%
Russell 1000 Growth Index	30.53%	28.54%
S&P 500 Index	21.45%	21.35%

Performance Inception Date	Apr. 04, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 7,953,775
Holdings Count | Holding	30	[43]
Advisory Fees Paid, Amount	$ 27,222
Investment Company Portfolio Turnover	67.58%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$7,953,775
Total number of portfolio holdings[1]	30
Portfolio turnover rate	67.58%
Total advisory fees paid	$27,222
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	15.2%
Consumer Discretionary	13.7%
Financials	1.8%
Health Care	3.2%
Industrials	7.5%
Information Technology	53.7%
Utilities	5.8%
Short-Term Investments and Other Net Assets	(0.9)%
100.0%
†	Based on net assets

C000248571 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Concentrated Equity Fund
Class Name	Class A
Trading Symbol	CNEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Concentrated Equity Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Concentrated Equity Fund (Class A / CNEAX)	$103	0.81%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Concentrated Equity Fund Class A, excluding sales load, generated a 54.20% return for the fiscal twelve-month period ended October 31, 2025, compared to the 30.53% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Utilities and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Utilities sectors were the largest contributors to relative performance. Regarding individual positions, NVIDIA Corp., AppLovin Corp., Nebius Group N.V., Microsoft Corp., and Astera Labs, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Energy sector was the largest detractor from relative performance. Regarding individual positions, Eli Lilly and Co., QXO, Inc., Cameco Corp., ASML Holding N.V., and Twilio, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stock, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of the most recently completed annual periods for the life of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	Since Inception 4/4/24
Alger Concentrated Equity Fund Class A	46.05%	41.57%
Alger Concentrated Equity Fund Class A—excluding sales load	54.20%	46.46%
Russell 1000 Growth Index	30.53%	28.54%
S&P 500 Index	21.45%	21.35%

Performance Inception Date	Apr. 04, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 7,953,775
Holdings Count | Holding	30	[44]
Advisory Fees Paid, Amount	$ 27,222
Investment Company Portfolio Turnover	67.58%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$7,953,775
Total number of portfolio holdings[1]	30
Portfolio turnover rate	67.58%
Total advisory fees paid	$27,222
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	15.2%
Consumer Discretionary	13.7%
Financials	1.8%
Health Care	3.2%
Industrials	7.5%
Information Technology	53.7%
Utilities	5.8%
Short-Term Investments and Other Net Assets	(0.9)%
100.0%
†	Based on net assets

C000248576 [Member]
Shareholder Report [Line Items]
Fund Name	Alger AI Enablers & Adopters Fund
Class Name	Class A
Trading Symbol	AIFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger AI Enablers & Adopters Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger AI Enablers & Adopters Fund (Class A / AIFAX)	$112	0.85%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger AI Enablers & Adopters Fund Class A, excluding sales load, generated a 64.27% return for the fiscal twelve-month period ended October 31, 2025, compared to the 21.45% return of the S&P 500 Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Utilities sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., NVIDIA Corp., Nebius Group N.V., Talen Energy Corp., and Robinhood Markets, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Energy and Consumer Staples sectors were the largest detractors from relative performance. Regarding individual positions, Core Scientific Inc., UnitedHealth Group Inc., DoorDash, Inc., Coherent Corp., and United Airlines Holdings, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of the most recently completed annual periods for the life of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	Since Inception 4/4/24
Alger AI Enablers & Adopters Fund Class A	55.64%	48.00%
Alger AI Enablers & Adopters Fund Class A—excluding sales load	64.27%	53.12%
S&P 500 Index	21.45%	21.35%

Performance Inception Date	Apr. 04, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 19,565,270
Holdings Count | Holding	59	[45]
Advisory Fees Paid, Amount	$ 37,075
Investment Company Portfolio Turnover	173.58%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$19,565,270
Total number of portfolio holdings[1]	59
Portfolio turnover rate	173.58%
Total advisory fees paid	$37,075
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	15.8%
Consumer Discretionary	14.7%
Financials	3.1%
Health Care	1.5%
Industrials	2.5%
Information Technology	57.0%
Utilities	4.3%
Short-Term Investments and Other Net Assets	1.1%
100.0%
†	Based on net assets

C000248572 [Member]
Shareholder Report [Line Items]
Fund Name	Alger AI Enablers & Adopters Fund
Class Name	Class C
Trading Symbol	AAICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger AI Enablers & Adopters Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger AI Enablers & Adopters Fund (Class C / AAICX)	$212	1.61%

Expenses Paid, Amount	$ 212
Expense Ratio, Percent	1.61%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger AI Enablers & Adopters Fund Class C, excluding contingent deferred sales charges, generated a 63.00% return for the fiscal twelve-month period ended October 31, 2025, compared to the 21.45% return of the S&P 500 Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Utilities sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., NVIDIA Corp., Nebius Group N.V., Talen Energy Corp., and Robinhood Markets, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Energy and Consumer Staples sectors were the largest detractors from relative performance. Regarding individual positions, Core Scientific Inc., UnitedHealth Group Inc., DoorDash, Inc., Coherent Corp., and United Airlines Holdings, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of the most recently completed annual periods for the life of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	Since Inception 4/4/24
Alger AI Enablers & Adopters Fund Class C	62.00%	51.96%
Alger AI Enablers & Adopters Fund Class C—excluding contingent deferred sales charges	63.00%	51.96%
S&P 500 Index	21.45%	21.35%

Performance Inception Date	Apr. 04, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 19,565,270
Holdings Count | Holding	59	[46]
Advisory Fees Paid, Amount	$ 37,075
Investment Company Portfolio Turnover	173.58%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$19,565,270
Total number of portfolio holdings[1]	59
Portfolio turnover rate	173.58%
Total advisory fees paid	$37,075
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	15.8%
Consumer Discretionary	14.7%
Financials	3.1%
Health Care	1.5%
Industrials	2.5%
Information Technology	57.0%
Utilities	4.3%
Short-Term Investments and Other Net Assets	1.1%
100.0%
†	Based on net assets

C000248573 [Member]
Shareholder Report [Line Items]
Fund Name	Alger AI Enablers & Adopters Fund
Class Name	Class I
Trading Symbol	AIFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger AI Enablers & Adopters Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger AI Enablers & Adopters Fund (Class I / AIFIX)	$111	0.84%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger AI Enablers & Adopters Fund Class I generated a 64.10% return for the fiscal twelve-month period ended October 31, 2025, compared to the 21.45% return of the S&P 500 Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Utilities sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., NVIDIA Corp., Nebius Group N.V., Talen Energy Corp., and Robinhood Markets, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Energy and Consumer Staples sectors were the largest detractors from relative performance. Regarding individual positions, Core Scientific Inc., UnitedHealth Group Inc., DoorDash, Inc., Coherent Corp., and United Airlines Holdings, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of the most recently completed annual periods for the life of Class I shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	Since Inception 4/4/24
Alger AI Enablers & Adopters Fund Class I	64.10%	53.01%
S&P 500 Index	21.45%	21.35%

Performance Inception Date	Apr. 04, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 19,565,270
Holdings Count | Holding	59	[47]
Advisory Fees Paid, Amount	$ 37,075
Investment Company Portfolio Turnover	173.58%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$19,565,270
Total number of portfolio holdings[1]	59
Portfolio turnover rate	173.58%
Total advisory fees paid	$37,075
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	15.8%
Consumer Discretionary	14.7%
Financials	3.1%
Health Care	1.5%
Industrials	2.5%
Information Technology	57.0%
Utilities	4.3%
Short-Term Investments and Other Net Assets	1.1%
100.0%
†	Based on net assets

C000248574 [Member]
Shareholder Report [Line Items]
Fund Name	Alger AI Enablers & Adopters Fund
Class Name	Class Y
Trading Symbol	AAIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger AI Enablers & Adopters Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger AI Enablers & Adopters Fund (Class Y / AAIYX)	$81	0.61%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger AI Enablers & Adopters Fund Class Y generated a 64.67% return for the fiscal twelve-month period ended October 31, 2025, compared to the 21.45% return of the S&P 500 Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Utilities sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., NVIDIA Corp., Nebius Group N.V., Talen Energy Corp., and Robinhood Markets, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Energy and Consumer Staples sectors were the largest detractors from relative performance. Regarding individual positions, Core Scientific Inc., UnitedHealth Group Inc., DoorDash, Inc., Coherent Corp., and United Airlines Holdings, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of the most recently completed annual periods for the life of Class Y shares of the Fund. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	Since Inception 4/4/24
Alger AI Enablers & Adopters Fund Class Y	64.67%	53.52%
S&P 500 Index	21.45%	21.35%

Performance Inception Date	Apr. 04, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 19,565,270
Holdings Count | Holding	59	[48]
Advisory Fees Paid, Amount	$ 37,075
Investment Company Portfolio Turnover	173.58%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$19,565,270
Total number of portfolio holdings[1]	59
Portfolio turnover rate	173.58%
Total advisory fees paid	$37,075
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	15.8%
Consumer Discretionary	14.7%
Financials	3.1%
Health Care	1.5%
Industrials	2.5%
Information Technology	57.0%
Utilities	4.3%
Short-Term Investments and Other Net Assets	1.1%
100.0%
†	Based on net assets

C000248575 [Member]
Shareholder Report [Line Items]
Fund Name	Alger AI Enablers & Adopters Fund
Class Name	Class Z
Trading Symbol	AAIZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger AI Enablers & Adopters Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger AI Enablers & Adopters Fund (Class Z / AAIZX)	$81	0.61%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger AI Enablers & Adopters Fund Class Z generated a 64.76% return for the fiscal twelve-month period ended October 31, 2025, compared to the 21.45% return of the S&P 500 Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Utilities sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., NVIDIA Corp., Nebius Group N.V., Talen Energy Corp., and Robinhood Markets, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Energy and Consumer Staples sectors were the largest detractors from relative performance. Regarding individual positions, Core Scientific Inc., UnitedHealth Group Inc., DoorDash, Inc., Coherent Corp., and United Airlines Holdings, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of the most recently completed annual periods for the life of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	Since Inception 4/4/24
Alger AI Enablers & Adopters Fund Class Z	64.76%	53.57%
S&P 500 Index	21.45%	21.35%

Performance Inception Date	Apr. 04, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 19,565,270
Holdings Count | Holding	59	[49]
Advisory Fees Paid, Amount	$ 37,075
Investment Company Portfolio Turnover	173.58%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$19,565,270
Total number of portfolio holdings[1]	59
Portfolio turnover rate	173.58%
Total advisory fees paid	$37,075
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	15.8%
Consumer Discretionary	14.7%
Financials	3.1%
Health Care	1.5%
Industrials	2.5%
Information Technology	57.0%
Utilities	4.3%
Short-Term Investments and Other Net Assets	1.1%
100.0%
†	Based on net assets

C000261740 [Member]
Shareholder Report [Line Items]
Fund Name	Alger International Small Cap Fund
Class Name	Class Z
Trading Symbol	AZISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger International Small Cap Fund (“Fund”) for the period of June 30, 2025 (commencement of investment operations) to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs since inception?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger International Small Cap Fund (Class Z / AZISX)	$29(a)	0.85%
(a)	The Fund commenced investment operations on June 30, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.

Expenses Paid, Amount	$ 29	[50]
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger International Small Cap Fund Class Z returned -1.60% from its June 30, 2025, inception date to October 31, 2025, compared to the 6.65% return of the MSCI World ex USA Small Cap Index. During the reporting period, the largest sector weightings were Financials and Industrials. During the reporting period, the largest sector weightings were Industrials and Financials. The largest sector overweight was Industrials and the largest sector underweight was Real Estate.
Contributors to Performance
The Industrials sector was the largest contributor to relative performance. Regarding individual positions, Silex Systems Ltd., JTC PLC, Technogym S.p.A., Friedrich Vorwerk Group SE, and tonies SE were the top five contributors to absolute performance.
Detractors from Performance
The Communication Services and Materials sectors were the largest detractors from relative performance. Regarding individual positions, Oddity Tech Ltd., CTS Eventim AG & Co. KGaA, Round One Corp., Baltic Classifieds Group PLC, and Wienerberger AG were the top five detractors from absolute performance.
INTERNATIONAL FACTOR	IMPACT	SUMMARY
Structural Policy Reforms in Europe & Asia	Positive	Governments across Europe and Asia shifted from austerity to pro-growth policies following several elections. These policy initiatives included fiscal stimulus and streamlined regulations. These measures improved corporate profitability prospects and signaled a more capital-friendly environment for international equities generally.
Headwinds for Health Care Stocks	Negative	Non-U.S. Health Care stocks underperformed the MSCI World ex USA Small Cap due to regulatory pressures, pricing challenges, and weaker growth expectations in key international markets. Additionally, the sector faced headwinds from currency volatility and trade uncertainties, which dampened investor sentiment.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal period of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	Since Inception 6/30/25
Alger International Small Cap Fund Class Z	(1.60)%
MSCI WORLD ex USA Small Cap	6.64%
MSCI ACWI ex USA	9.21%

Performance Inception Date	Jun. 30, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 2,173,058
Holdings Count | Holding	46	[51]
Advisory Fees Paid, Amount	$ 5,223
Investment Company Portfolio Turnover	26.07%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal period ended October 31, 2025.
Fund net assets	$2,173,058
Total number of portfolio holdings[1]	46
Portfolio turnover rate	26.07%
Total advisory fees paid	$5,223
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Geographical Allocation †
Australia	3.2%
Austria	2.4%
Belgium	2.2%
Brazil	3.2%
Canada	5.7%
Denmark	2.8%
France	2.5%
Germany	10.3%
Hong Kong	1.6%
Israel	2.9%
Italy	9.6%
Japan	25.9%
Spain	2.8%
Sweden	3.9%
Switzerland	2.5%
United Kingdom	15.9%
Short-Term Investments and Net Other Assets	2.6%
100.0%
†	Based on net assets

C000261739 [Member]
Shareholder Report [Line Items]
Fund Name	Alger International Small Cap Fund
Class Name	Class A
Trading Symbol	AFAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger International Small Cap Fund (“Fund”) for the period of June 30, 2025 (commencement of investment operations) to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs since inception?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger International Small Cap Fund (Class A / AFAIX)	$40(a)	1.20%
(a)	The Fund commenced investment operations on June 30, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.

Expenses Paid, Amount	$ 40	[52]
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger International Small Cap Fund Class A, excluding sales load, returned -1.70% from its June 30, 2025, inception date to October 31, 2025, compared to the 6.65% return of the MSCI World ex USA Small Cap Index. During the reporting period, the largest sector weightings were Financials and Industrials. During the reporting period, the largest sector weightings were Industrials and Financials. The largest sector overweight was Industrials and the largest sector underweight was Real Estate.
Contributors to Performance
The Industrials sector was the largest contributor to relative performance. Regarding individual positions, Silex Systems Ltd., JTC PLC, Technogym S.p.A., Friedrich Vorwerk Group SE, and tonies SE were the top five contributors to absolute performance.
Detractors from Performance
The Communication Services and Materials sectors were the largest detractors from relative performance. Regarding individual positions, Oddity Tech Ltd., CTS Eventim AG & Co. KGaA, Round One Corp., Baltic Classifieds Group PLC, and Wienerberger AG were the top five detractors from absolute performance.
INTERNATIONAL FACTOR	IMPACT	SUMMARY
Structural Policy Reforms in Europe & Asia	Positive	Governments across Europe and Asia shifted from austerity to pro-growth policies following several elections. These policy initiatives included fiscal stimulus and streamlined regulations. These measures improved corporate profitability prospects and signaled a more capital-friendly environment for international equities generally.
Headwinds for Health Care Stocks	Negative	Non-U.S. Health Care stocks underperformed the MSCI World ex USA Small Cap due to regulatory pressures, pricing challenges, and weaker growth expectations in key international markets. Additionally, the sector faced headwinds from currency volatility and trade uncertainties, which dampened investor sentiment.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal period of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	Since Inception 6/30/25
Alger International Small Cap Fund Class A	(6.82)%
Alger International Small Cap Fund Class A—excluding sales load	(1.70)%
MSCI WORLD ex USA Small Cap	6.64%
MSCI ACWI ex USA	9.21%

Performance Inception Date	Jun. 30, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 2,173,058
Holdings Count | Holding	46	[53]
Advisory Fees Paid, Amount	$ 5,223
Investment Company Portfolio Turnover	26.07%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal period ended October 31, 2025.
Fund net assets	$2,173,058
Total number of portfolio holdings[1]	46
Portfolio turnover rate	26.07%
Total advisory fees paid	$5,223
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Geographical Allocation †
Australia	3.2%
Austria	2.4%
Belgium	2.2%
Brazil	3.2%
Canada	5.7%
Denmark	2.8%
France	2.5%
Germany	10.3%
Hong Kong	1.6%
Israel	2.9%
Italy	9.6%
Japan	25.9%
Spain	2.8%
Sweden	3.9%
Switzerland	2.5%
United Kingdom	15.9%
Short-Term Investments and Net Other Assets	2.6%
100.0%
†	Based on net assets

[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[2]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[3]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[4]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[5]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[6]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[7]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[8]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[9]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[10]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[11]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[12]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[13]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[14]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[15]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[16]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[17]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[18]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[19]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[20]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[21]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[22]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[23]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[24]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[25]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[26]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[27]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[28]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[29]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[30]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[31]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[32]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[33]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[34]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[35]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[36]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[37]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[38]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[39]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[40]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[41]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[42]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[43]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[44]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[45]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[46]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[47]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[48]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[49]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[50]	The Fund commenced investment operations on June 30, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[51]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[52]	The Fund commenced investment operations on June 30, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[53]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.